Cover	Jun. 12, 2026
Cover [Abstract]
Entity Registrant Name	AI TECHNOLOGY GROUP INC.
Entity Central Index Key	0001289047
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 12, 2026
Entity File Number	000-1289047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-1044677
Entity Address Address Line 1	50 W. Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	800
Local Phone Number	394-7440
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false